Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000149129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000149129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000149129 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193703 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000193703 | Financials
Holdings [Line Items]
Percent of Net Asset Value	52.70%	[1]
C000193703 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193703 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193703 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193703 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193703 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193703 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193703 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193703 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193703 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148681 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000148682 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000153845 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000153845 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000153845 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000153845 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153845 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153845 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153845 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153845 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153845 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209670 | Financials
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000209670 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000209670 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000209671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000209671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000209671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000209671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209671 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000141421 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.